Schedule of Investments (unaudited) May 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

NewYork — 98.1%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$1,000	$1,170,490
Series A, 5.00%, 11/01/20	20	20,403
Series A, 5.00%, 11/01/21	1,115	1,191,021
Series A, 5.00%, 11/01/22	365	406,617
Series A, 5.00%, 11/01/23	200	231,714
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,106,434
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	115,193
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,307,010
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,300,330
City of New York NY GO
Series 1, 5.00%, 08/01/23	250	285,208
Series 2015-A, 5.00%, 08/01/22	500	550,385
Series 2015-A, 5.00%, 08/01/23	400	456,332
Series A, 5.00%, 08/01/20	275	277,175
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	299,050
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,254,770
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	263,587
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	200	211,276
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	542,885
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	598,675
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	594,795
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	400,190
Series B, 5.00%, 08/01/20	100	100,791
Series B, 5.00%, 08/01/22	845	930,151
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,142,630
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	681,582
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	298,017
Series C, 5.00%, 08/01/22	475	522,866
Series C, 5.00%, 08/01/23	500	570,415
Series C, 5.00%, 08/01/26	1,000	1,235,000
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,592,899
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	600,495
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	798,336
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	289,507
Series C-1, 5.00%, 08/01/27	500	630,490
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	619,490
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,125,040
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	280	295,758
Series D-1, 5.00%, 10/01/30 (PR 10/01/21)	220	233,871
Series E, 5.00%, 08/01/23	740	844,214
Series E, 5.00%, 08/01/24	470	553,138
Series E, 5.00%, 08/01/26	500	617,500
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	446,740
Series F, 5.00%, 08/01/21	240	253,123
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	265,720
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	384,440
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	581,030
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	544,945
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	596,880
Series F-3, 5.00%, 12/01/25	500	610,450
Series G-1, 5.00%, 04/01/22	500	542,770
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,072,610
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	268,010
Series I, 5.00%, 08/01/21	600	632,808
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,088,940
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	786,378
Series J, 5.00%, 08/01/21	600	632,808

Security	Par (000)	Value

NewYork (continued)
Series J, 5.00%, 08/01/23	$1,000	$1,140,830
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,278,332
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,158,130
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	604,317
City of Rochester NY GOL, 4.00%, 02/15/21	1,000	1,026,600
City of Yonkers NY GOL
Series A, 5.00%, 09/01/20 (AGM)	1,000	1,011,930
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	351,666
Series C, 5.00%, 10/01/23 (BAM)	335	379,143
County of Albany NY GOL, 5.00%, 04/01/22	1,000	1,087,270
County of Monroe NY GOL
5.00%, 06/01/20 (BAM)	1,000	1,000,000
Series B, 5.00%, 06/01/26 (AGM)	250	307,925
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	534,225
Series B, 5.00%, 10/01/24	1,000	1,161,750
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,251,270
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	540,285
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,242,640
Series C, 4.00%, 10/01/20	545	551,104
Series C, 5.00%, 10/01/21	500	528,835
Series C, 5.00%, 10/01/27	975	1,209,653
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,084,040
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,813,187
County of Westchester NY GO, Series B, 5.00%, 07/01/21	290	305,213
County of Westchester NY GOL
Series A, 5.00%, 12/01/20	100	102,430
Series A, 5.00%, 01/01/21	2,450	2,519,212
Series A, 5.00%, 01/01/22	600	645,924
Series A, 5.00%, 12/01/24	1,000	1,206,570
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	876,600
Erie County Fiscal Stability Authority RB
Series A, 5.00%, 05/15/21	670	700,927
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	557,331
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	162,696
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	240,117
Series A, 5.00%, 05/01/21 (SAW)	100	104,428
Series A, 5.00%, 05/01/23 (SAW)	500	564,390
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	862,424
Hudson Yards Infrastructure Corp. RB
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	494,933
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	20,709
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	398,267
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	638,954
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,155,675
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,305,492
Series A, 5.00%, 02/15/23	375	417,915
Series A, 5.00%, 02/15/26	200	243,216
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	493,588
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	121,868
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	601,115
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,669,206
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,567,479
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	589,735
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	235,350
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	233,994

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Series A, 5.00%, 02/15/45 (Call 02/15/27)	$650	$756,639
Long Island Power Authority RB
5.00%, 09/01/21	200	211,046
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,700,874
5.00%, 09/01/38 (Call 09/01/28)	250	305,357
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,288,410
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	872,760
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	2,022,481
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	286,630
Series A, 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,081,010
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,043,330
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,697,751
Series B, 1.65%, 09/01/49 (Put 03/01/24)(a)(b)	600	599,226
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	271,940
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,165,739
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	586,095
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(c)	850	596,972
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	269,988
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	812,274
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	487,014
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	364,486
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	535,180
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,376,430
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	359,922
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,057,780
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	212,826
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	535,520
Series B, 5.00%, 11/15/22	600	620,070
Series B, 5.00%, 11/15/24	500	527,080
Series B, 5.00%, 11/15/25	250	266,165
Series B, 5.00%, 11/15/26	625	670,506
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,000	2,142,080
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	412,856
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,188,690
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,156,710
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	705,726
Series C, 5.00%, 11/15/22	260	268,697
Series C, 5.00%, 11/15/22 (ETM)	150	167,529
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	530,480
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	279,942
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	251,294
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,226,484
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,001,260
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	399,512
Series C-1, 5.00%, 11/15/25	200	212,932
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	366,814
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,280,184
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,100,060
Series C-2, 0.00%, 11/15/27(c)	1,000	787,270
Series C-2, 0.00%, 11/15/29(c)	1,000	721,670
Series C-2, 4.00%, 11/15/33 (Put 08/15/20)(a)(b)	150	150,011
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	250,053
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,246,450
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,267,724
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	514,270
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	915,187
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	534,630
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,037,371
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	256,200

Security	Par (000)	Value

NewYork (continued)
Series D, 5.25%, 11/15/28 (PR 11/15/20)	$700	$716,219
Series D-1, 5.00%, 11/01/22	250	258,248
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	928,656
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	104,872
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	91,767
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	586,351
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	257,075
Monroe County Industrial Development Corp./NY RB
Series A, 5.00%, 07/01/20	500	501,775
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,695,607
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,093,350
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,670	1,872,120
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/20	100	101,609
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	465,061
New York City Industrial Development Agency RB
4.50%, 03/01/39 (Call 06/30/20) (FGIC)	270	269,995
5.00%, 03/01/31 (Call 06/30/20) (FGIC)	210	210,002
5.00%, 03/01/36 (Call 06/30/20) (NPFGC)	275	275,006
5.00%, 03/01/46 (Call 06/30/20) (FGIC)	455	455,009
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	367,027
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	437,430
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	486,106
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	651,414
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	581,165
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	567,740
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	423,423
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	635,905
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	635,905
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/32 (Call 05/01/26)	500	602,495
5.00%, 08/01/33 (Call 08/01/24)	1,150	1,327,790
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,182,530
Series A, 5.00%, 11/01/21	500	533,275
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	423,664
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	391,912
Series A-1, 5.00%, 05/01/21	1,000	1,043,240
Series A-1, 5.00%, 08/01/24	500	589,800
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	394,063
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	375,245
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,177,470
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,237,270
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	446,908
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,210,090
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	444,260
Series B, 5.00%, 11/01/20	350	356,888
Series B, 5.00%, 11/01/20 (Call 06/30/20)	125	125,446
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	547,975
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	300,349
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,087,923
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	230,020
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	603,245
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	581,725
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	240,714

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	$385	$445,368
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,225,670
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,243,120
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,204,003
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,712,220
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	594,475
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,186,870
Series C, 5.00%, 11/01/24	950	1,129,654
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,498,887
Series C, 5.00%, 11/01/26	115	144,056
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,091,115
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	549,143
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	604,710
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,253,130
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	437,680
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	254,318
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,149,140
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,705,365
Series C-1, 5.00%, 05/01/23	500	564,855
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,214,332
Series D, 5.00%, 11/01/23 (Call 06/30/20)	250	250,905
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	159,394
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	256,988
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	307,938
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	512,045
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	119,615
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	908,955
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	595,075
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,811,805
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,095,476
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	238,938
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	588,530
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,614,410
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	264,355
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,661,745
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,237,170
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,414,618
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,204,150
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	714,468
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	358,095
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,284,060
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	632,865
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	630,840
New York City Water & Sewer System RB
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,079,040
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,673,280
Series AA, 5.00%, 06/15/24	200	237,488
Series AA, 5.00%, 06/15/27	1,000	1,296,970
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	440,857
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	157,449
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	424,620
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	611,061
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	529,955
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	215,317
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	582,810
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	502,371
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	754,812
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,339,582
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	629,135

Security	Par (000)	Value

NewYork (continued)
Series CC, 5.00%, 06/15/25	$805	$988,677
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	990,866
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	177,141
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	408,432
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	377,164
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	289,078
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,139,020
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	642,150
Series DD, 5.00%, 06/15/21	500	525,095
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	555,070
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	317,435
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,161,200
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	228,495
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	562,075
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,972,879
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	572,470
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,794,480
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	582,805
Series DD-1, 5.00%, 06/15/30	500	693,265
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	610,755
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	590,385
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	539,310
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	616,495
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	370,662
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	40	40,940
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	85	87,365
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	525,100
Series FF, 5.00%, 06/15/25 (Call 06/30/20)	200	200,690
Series FF, 5.00%, 06/15/25 (PR 06/15/20)	300	300,522
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,344,075
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,346,242
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	25	26,166
Series GG, 5.00%, 06/15/26 (PR 06/15/21)	235	246,670
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	588,645
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	293,905
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	784,980
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	167,138
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	268,218
Series A, 0.00%, 11/15/48(c)	500	164,745
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	538,425
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,338,682
5.25%, 12/15/43 (Call 12/15/21)	740	782,121
5.75%, 11/15/51 (Call 11/15/21)	90	94,775
New York Local Government Assistance Corp. RB, Series A, 5.00%, 04/01/21	675	702,087
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	1,020	1,093,634
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	725	809,723
Series A, 5.00%, 11/15/38 (Call 11/15/21)	2,910	3,100,838
New York Power Authority RB
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,747,425
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	920,704
New York State Dormitory Authority RB
4.00%, 07/01/46 (Call 07/01/29)	1,000	1,066,690
Series 1, 5.50%, 07/01/40 (AMBAC)	400	587,256
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	550,725
Series A, 5.00%, 10/01/20	220	223,518

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Series A, 5.00%, 12/15/20	$150	$153,848
Series A, 5.00%, 03/15/21	825	855,888
Series A, 5.00%, 03/15/24	500	581,825
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	277,603
Series A, 5.00%, 05/15/25 (Call 05/15/22)	500	539,175
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,109,070
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	407,370
Series A, 5.00%, 07/01/26	1,125	1,366,716
Series A, 5.00%, 10/01/26	255	324,671
Series A, 5.00%, 10/01/27	500	654,275
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	402,669
Series A, 5.00%, 10/01/28	500	671,265
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	635,415
Series A, 5.00%, 02/15/29 ( 02/15/27)	920	1,143,919
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	815,987
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	471,676
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	551,205
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,176,640
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	388,997
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,811,250
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	605,520
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	374,088
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,266,980
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	581,730
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,530,400
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,961,775
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	599,225
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,248,490
Series A, 5.00%, 07/01/37 (PR 07/01/22)	760	835,370
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	566,345
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,238,180
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	598,180
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,235,640
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	415,740
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	284,528
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	518,325
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	564,370
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,173,635
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	562,345
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	124,042
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	106,981
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	271,873
Series A, 5.00%, 10/01/47	300	482,631
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	599,270
Series A, 5.00%, 10/01/48	500	810,150
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	604,110
Series A, 5.00%, 10/01/50	310	511,019
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	902,415
Series A-2, 5.00%, 10/01/46	225	358,832
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	870,106
Series B, 5.00%, 10/01/22	125	138,933
Series B, 5.00%, 10/01/24	190	227,856
Series B, 5.00%, 02/15/26	670	824,180
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,174,010
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	933,090
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,125,789
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	582,025
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,222,030
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	470,782
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	534,795

Security	Par (000)	Value

NewYork (continued)
Series B, 5.00%, 02/15/37 (Call 08/15/27)	$500	$603,500
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	578,320
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	630,140
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,254,171
Series B, 5.00%, 02/15/43 ( 08/15/27)	1,000	1,189,140
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	634,130
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	579,480
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	227,737
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	258,593
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	567,870
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,231,170
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	610,990
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	515,735
Series C, 5.50%, 07/01/23 (NPFGC)	200	220,270
Series D, 4.00%, 02/15/47 (Call 02/15/30)	2,000	2,272,880
Series D, 5.00%, 02/15/23	200	223,992
Series D, 5.00%, 02/15/25	1,400	1,676,556
Series D, 5.00%, 02/15/28	1,000	1,290,940
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	245,490
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,131,440
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	319,398
Series D, 5.00%, 02/15/42 ( 02/15/22)	250	266,078
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	459,128
Series E, 5.00%, 02/15/23	500	559,980
Series E, 5.00%, 02/15/24	1,000	1,160,330
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,194,690
Series E, 6.13%, 01/01/31 (Call 06/30/20)	5	5,022
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	442,704
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	557,461
Series A, 5.00%, 06/15/20	2,065	2,068,676
Series A, 5.00%, 06/15/22	375	410,951
Series A, 5.00%, 06/15/23	460	524,722
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	701,082
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	699,706
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	355,336
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	246,750
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,203,680
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	1,005,373
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,509,876
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	580,050
Series B, 5.00%, 06/15/20	350	350,623
Series B, 5.00%, 05/15/21	1,000	1,046,650
Series B, 5.00%, 06/15/24	250	295,865
Series B, 5.00%, 06/15/25 (Call 06/15/21)	600	628,050
Series B, 5.00%, 06/15/28	500	661,810
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	521,350
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	93,748
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,236,720
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,572,883
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,203,510
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	572,315
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,622,055
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	206,988
New York State Thruway Authority RB
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	609,605
Series A, 5.00%, 03/15/21	250	259,360
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	86,179

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Series A, 5.00%, 03/15/23 (Call 09/15/21)	$250	$265,408
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	253,400
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	117,552
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	563,500
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	673,962
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,134,763
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,069,910
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	322,860
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,076,200
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	147,813
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	113,325
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,229,528
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	536,280
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	287,365
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	389,358
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	559,505
Series L, 5.00%, 01/01/21	250	256,558
Series L, 5.00%, 01/01/24	500	569,455
Series L, 5.00%, 01/01/25	200	234,040
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	980,788
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	504,890
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	545	590,388
Series A, 5.00%, 03/15/25	350	421,113
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	189,453
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	903,705
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	258,168
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	480,440
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	611,400
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	411,852
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	236,918
Series A-1, 5.00%, 03/15/21	450	466,848
Series A-1, 5.00%, 03/15/22	400	433,312
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	558,450
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	577,278
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	264,830
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	781,214
Series C-1, 5.00%, 03/15/27	285	361,123
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	600,970
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,116,900
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	111,455
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,470,949
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	564,980
5.00%, 12/01/40 (Call 12/01/29)	500	631,080
5.00%, 12/01/43 (Call 12/01/29)	500	624,925
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	1,050,450
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	423,168
4.00%, 06/15/44 (Call 06/15/24)	250	264,165
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,103,990
5.00%, 07/15/24	125	145,185
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,260,340
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,263,190
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,252,030
5.00%, 09/01/34 (Call 09/01/24)	250	284,635
5.00%, 09/01/36 (Call 09/01/24)	400	454,888
Series 116, 5.00%, 01/15/41 (Call 01/15/21)	250	255,355
Series 163, 5.00%, 07/15/32 (Call 07/15/20)	275	276,097

Security	Par (000)	Value

NewYork (continued)
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	$250	$261,648
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	177,706
Series 179, 5.00%, 12/01/21	795	843,614
Series 190, 5.00%, 05/01/33 (Call 06/30/20)	250	250,888
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,175,990
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	583,505
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	579,610
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,179,050
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	594,720
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	573,150
Series 205, 5.00%, 11/15/25	100	120,350
Series 5, 5.38%, 03/01/28	500	586,380
Series NY, 4.00%, 09/01/43 (Call 09/01/28)	750	823,522
Series NY, 5.00%, 07/15/35 (Call 07/15/28)	500	606,740
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	1,035	1,053,340
Series A, 5.00%, 10/15/22	475	530,119
Series A, 5.00%, 10/15/23	300	348,747
Series A, 5.00%, 10/15/24	1,750	2,110,762
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,209,720
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,839,095
Series A, 5.00%, 10/15/30 (Call 10/15/24)	800	941,240
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,626,267
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	212,374
Series A, 5.00%, 02/15/22	500	541,045
Series A, 5.00%, 02/15/22 (PR 02/15/21)	100	103,405
Series A, 5.00%, 02/15/23	100	112,854
Series A, 5.00%, 03/01/23	1,000	1,130,570
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	417,438
Series C, 5.00%, 04/15/22	1,000	1,089,910
Series E, 4.25%, 12/15/41 (Call 12/15/21)	3,000	3,131,910
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,137,620
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	555,515
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	4,036,222
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	17,886
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	574,250
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	615,990
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	159,164
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,953,169
4.00%, 03/15/28 (Call 03/15/24)	250	279,933
5.00%, 03/15/22	100	108,591
Town of Hempstead NY GOL, Series A, 5.00%, 06/15/22	1,950	2,121,912
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/43 (Call 05/15/29)	665	813,448
Series A, 0.00%, 11/15/30(c)	445	342,534
Series A, 0.00%, 11/15/32(c)	200	141,940
Series A, 4.00%, 11/15/54 (Call 11/15/30)	325	365,453
Series A, 5.00%, 11/15/22	150	166,002
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	80,715
Series A, 5.00%, 11/15/23	245	280,349
Series A, 5.00%, 11/15/24	1,355	1,599,496
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	324,548
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	557,240
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	376,670
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	288,288
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	600,220

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Series A, 5.00%, 11/15/46 (Call 05/15/26)	$1,375	$1,600,912
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	459,064
Series B, 0.00%, 11/15/32(c)	700	509,152
Series B, 4.00%, 11/15/21	200	210,090
Series B, 5.00%, 11/15/20	1,765	1,801,112
Series B, 5.00%, 11/15/21	520	553,748
Series B, 5.00%, 11/15/22	500	552,565
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	717,996
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	783,357
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	456,811
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,226,880
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	390,006
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	2,007,627
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	297,137
Series B, 5.50%, 01/01/30 (PR 01/01/22)	880	955,178
Series C-1, 5.00%, 11/15/25	500	606,170
Series C-1, 5.00%, 11/15/26	1,000	1,241,180
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	158,599
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	782,565
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,213,070
5.00%, 12/15/35 (Call 12/15/25)	600	724,608
5.00%, 12/15/36 (Call 12/15/25)	150	180,884
5.00%, 12/15/37 (Call 12/15/25)	750	903,082
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,492,584
5.00%, 12/15/41 (Call 12/15/27)	255	315,749
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	456,949
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	517,731

Security	Par/ Shares (000)	Value

NewYork (continued)
Series B, 5.00%, 06/15/23 (Call 06/15/21)	$600	$628,950
Series B, 5.00%, 12/15/24 ( 12/15/22)	650	726,667
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,436,725
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	860,617
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,139,210
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,129,056

		431,374,755

Total Municipal Debt Obligations — 98.1% (Cost: $416,060,755)		431,374,755

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.00%(d)(e)	3,355	3,354,718

Total Short-Term Investments — 0.8% (Cost: $3,354,718)		3,354,718

Total Investments in Securities — 98.9% (Cost: $419,415,473)		434,729,473

Other Assets, Less Liabilities — 1.1%		4,767,367

Net Assets — 100.0%		$439,496,840

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation	)

BlackRock Liquidity Funds New York Money Fund Portfolio	2,460	895	3,355	$3,354,718	$15,656	$(151)		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$431,374,755	$—	$431,374,755
Money Market Funds	3,354,718	—	—	3,354,718

	$3,354,718	$431,374,755	$—	$434,729,473

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® New York Muni Bond ETF

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

RB	Revenue Bond

SAW	State Aid Withholding

7